[LOGO]USAA(R)

                             USAA INCOME STOCK Fund

                                                                       [GRAPHIC]

                        A n n u a l  R e p o r t

--------------------------------------------------------------------------------
  July 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                    [GRAPHIC]
                          ... IT IS MORE IMPORTANT THAN
                      EVER TO BE PROPERLY DIVERSIFIED IN A
[PHOTO]               COMBINATION OF EQUITIES, FIXED-INCOME
                            INVESTMENTS AND CASH....
                                    [GRAPHIC]

--------------------------------------------------------------------------------

                 The last year has seen one of the most challenging, volatile markets in many decades. The bond markets have offered little respite to those seeking sanctuary from the turbulent equity markets. In fact, investor confidence in the corporate fixed-income market has been diminished, just as it has been in the equity markets, because the bond market has also felt the full impact of major bankruptcies, corporate mismanagement, and accounting fraud.

                 Given this challenging climate, USAA is more conscious than ever of the need to take all steps necessary to manage our funds with the best interests of our shareholders in mind. As you may know, we've made changes to our equity funds management with the goal of providing competitive performance with attractive expense ratios. We've also taken steps in our fixed-income funds; for example, we are reducing the credit risk in all taxable fixed-income portfolios. We will maintain this strategy until we see signs of a sustained economic recovery and a return to rational pricing in the bond market. We are confident these steps will help investors when evaluating their goals in the current environment and in the future.

                 In spite of recent market fluctuations, we believe there are some good values in government and municipal bonds. They continue

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 to perform well as investors seek the comfort and relative safety of these sectors. The key is that investors must maintain a long-term investment outlook and be willing to withstand additional volatility in the near-term.

                 Clearly, it is more important than ever to be properly diversified in a combination of equities, fixed-income investments and cash to help offset weak areas with stronger ones. As we have been for the last 30 years, we are here to offer you guidance to help you with your financial goals. We are happy that you have chosen USAA to be your trusted investment adviser and we remain committed to improving the performance in all of our mutual funds. Thank you for investing WITH us and IN us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                           1

FINANCIAL INFORMATION

  Distributions to Shareholders                                      7

  Independent Auditors' Report                                       8

  Portfolio of Investments                                           9

  Notes to Portfolio of Investments                                 15

  Financial Statements                                              16

  Notes to Financial Statements                                     19

DIRECTORS' INFORMATION                                              30

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA INCOME STOCK FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Current income with the prospect of increasing dividend income and the potential for capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in common stock of companies that pay dividends.

--------------------------------------------------------------------------------
                                           7/31/02                  7/31/01
--------------------------------------------------------------------------------
Net Assets                            $1,575.5 Million          $1,978.9 Million
Net Asset Value Per Share                  $14.30                    $18.44

--------------------------------------------------------------------------------
                      AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/02
--------------------------------------------------------------------------------
 1 YEAR                             5 YEARS                            10 YEARS
-17.97%                              2.23%                              8.15%

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                                   [CHART]
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

           USAA INCOME      S & P 500     LIPPER EQUITY INCOME    LIPPER EQUITY INCOME    RUSSELL 1000(R)
            STOCK FUND        INDEX          FUNDS AVERAGE            FUNDS INDEX           VALUE INDEX
Jul-92       10000.00       10000.00            10000.00               10000.00               10000.00
Aug-92        9782.45        9795.71             9838.26                9874.72                9692.67
Sep-92        9731.69        9910.87             9927.67                9952.92                9826.48
Oct-92        9643.39        9944.88             9892.25                9930.72                9835.31
Nov-92        9850.36       10282.58            10158.03               10171.51               10158.08
Dec-92       10101.89       10408.73            10322.38               10367.70               10401.44
Jan-93       10206.80       10495.66             10457.9               10535.32               10702.89
Feb-93       10446.61       10638.66            10667.24               10748.90               11076.39
Mar-93       10821.31       10862.98            10963.79               11078.78               11403.57
Apr-93       10692.40       10600.42            10847.29               10989.06               11257.26
May-93       10798.64       10883.28            11001.62               11156.90               11483.71
Jun-93       10965.59       10915.04            11088.17               11277.30               11738.11
Jul-93       10996.52        10871.1            11158.53               11368.36               11867.51
Aug-93       11319.27       11282.67            11543.61               11752.39               12296.16
Sep-93       11488.33       11196.15            11542.21               11761.72               12316.74
Oct-93       11542.12       11427.59            11683.44               11905.87               12306.45
Nov-93       11246.05       11318.67            11523.06               11695.97               12050.59
Dec-93       11269.22       11455.51            11706.03               11906.72               12280.72
Jan-94       11588.23        11844.6            12057.19               12278.52               12742.45
Feb-94       11372.90       11523.28             11735.5               11974.02               12307.92
Mar-94       10820.01       11021.86            11267.51               11495.33               11849.13
Apr-94       10990.08       11163.07            11453.25               11645.84               12076.32
May-94       11062.97       11345.55            11586.21               11778.68               12216.01
Jun-94       10820.23       11067.91            11409.36               11605.76               11923.39
Jul-94       11082.93       11431.09            11728.26               11933.30               12294.68
Aug-94       11649.40       11898.68            12109.65               12330.48               12648.33
Sep-94       11459.69       11607.95            11866.31               12097.04               12229.25
Oct-94       11442.82       11868.36            11946.74               12162.57               12399.82
Nov-94       11003.72       11436.67            11527.47               11707.49               11899.86
Dec-94       11189.90       11605.99            11616.06               11797.70               12038.09
Jan-95       11421.24       11906.76            11892.48               12008.52               12408.65
Feb-95       11763.96       12370.33            12282.83               12395.10               12899.79
Mar-95       12054.69       12734.77            12560.28               12687.37               13183.59
Apr-95       12358.67       13109.48            12862.68               12991.29               13600.47
May-95       12810.28       13632.65            13285.37               13389.68               14171.75
Jun-95       12931.87       13948.75             13420.6               13567.20               14363.72
Jul-95       13169.56       14411.11            13762.14               13939.07               14863.77
Aug-95       13380.83       14447.08            13911.23               14110.80               15073.83
Sep-95       13813.44       15056.43            14391.84               14549.97               15618.95
Oct-95       13533.19       15002.64            14256.37               14344.03               15463.86
Nov-95       14001.48       15660.49            14894.23               14948.21               16247.07
Dec-95       14392.55       15962.15            15294.74               15317.04               16655.42
Jan-96       14686.46       16504.79            15667.12               15667.14               17174.36
Feb-96       14815.05       16658.34               15744               15781.39               17304.22
Mar-96       15035.27       16818.72            15971.74               15979.70               17598.44
Apr-96       15016.69       17066.46            16108.92               16126.13               17666.07
May-96       15332.63       17505.85            16360.67               16364.69               17886.97
Jun-96       15417.52       17572.59            16404.86               16388.80               17901.59
Jul-96       14909.56       16796.66            15833.76               15852.57               17225.07
Aug-96       15201.17       17151.49            16208.82               16210.87               17717.69
Sep-96       15572.28       18115.96            16795.86               16806.65               18421.97
Oct-96       16130.18       18615.41             17199.2               17204.03               19134.26
Nov-96       16926.17       20021.28            18159.06               18186.95               20521.75
Dec-96       17084.25       19624.67            18027.14               18069.67               20259.93
Jan-97       17547.89       20850.06            18656.65               18731.02               21242.06
Feb-97       17820.03       21013.75            18928.32               18988.90               21554.16
Mar-97       17141.92       20151.94            18360.85               18374.28               20779.17
Apr-97       17111.34       21353.92            18912.13               18920.92               21652.17
May-97       18059.14       22659.45            19960.82               20010.82               22861.70
Jun-97       18620.03        23666.8            20708.11               20767.07               23842.47
Jul-97       19599.49       25549.46            21981.93               22018.18               25636.22
Aug-97       19382.97        24119.2            21258.78               21313.68               24722.87
Sep-97       20472.15       25439.38            22307.78               22394.95               26217.13
Oct-97       20126.63       24590.73             21662.1               21737.79               25484.56
Nov-97       21066.01       25728.15            22402.52               22458.45               26611.35
Dec-97       21695.45       26169.69            22923.19               22976.63               27388.17
Jan-98       21340.33       26458.85            22884.32               22966.49               27000.61
Feb-98       22150.44       28366.07            24125.44               24206.92               28818.34
Mar-98       23216.95       29817.49            25286.65               25302.91               30580.98
Apr-98       22813.96       30122.83            25268.34               25289.44               30785.50
May-98       22813.96       29605.77            24943.88               24977.91               30329.04
Jun-98       23038.79       30807.46             25142.8               25181.01               30717.71
Jul-98       22202.66       30481.87            24479.79               24532.53               30175.60
Aug-98       19988.04       26077.96            21549.76               21573.62               25684.96
Sep-98       21182.86       27749.98            22696.29               22682.83               27159.19
Oct-98       21658.34        30003.7            24065.39               24024.32               29262.95
Nov-98       22728.18       31821.42            25065.52               25041.25               30626.29
Dec-98       23452.23       33653.93            25655.94               25682.77               31668.67
Jan-99       23620.01       35060.69            25487.63               25649.64               31921.57
Feb-99       22805.11        33971.2            24976.42               25174.48               31471.00
Mar-99       23403.22       35329.99            25510.48               25705.74               32122.28
Apr-99       25126.53       36698.13            27336.22               27531.39               35122.50
May-99       25042.17        35832.5            27044.94               27146.13               34736.45
Jun-99       25998.82       37815.69            27888.52               28001.88               35744.96
Jul-99       25101.05       36640.05            27146.36               27294.77               34698.47
Aug-99       24591.51       36458.66            26447.08               26657.72               33410.66
Sep-99       23962.57       35460.41            25504.47               25714.21               32243.10
Oct-99       24761.74       37703.41             26507.3               26580.16               34098.93
Nov-99       24152.85        38469.8            26280.73               26431.19               33832.25
Dec-99       24029.15       40732.44            26495.86               26758.24               33995.60
Jan-00       23341.84       38686.18            25538.94               25743.52               32886.55
Feb-00       21522.47       37954.63            24012.32               24294.22               30443.23
Mar-00       24246.38       41665.29            26330.25               26541.98               34157.70
Apr-00       24164.88       40412.21            26265.05               26340.68               33760.20
May-00       24952.72       39583.75            26736.24               26738.91               34116.14
Jun-00       24162.23       40558.64             26025.2               26163.50               32556.93
Jul-00       24134.85       39925.11            26169.14               26315.09               32964.66
Aug-00       25421.67       42403.63            27619.36               27858.43               34798.86
Sep-00       25252.90       40165.57            27704.75               27796.56               35117.52
Oct-00       25820.70       39994.93            28340.59               28381.12               35980.13
Nov-00       25267.10        36844.3            27422.34               27383.52               34644.60
Dec-00       26629.82       37025.05            28699.23               28755.29               36380.29
Jan-01       26615.52       38337.88            28881.95               28993.03               36520.21
Feb-01       25972.29       34844.41            28119.43               28025.88               35504.66
Mar-01       25574.57       32638.23            27215.62               27000.64               34250.05
Apr-01       26811.59       35172.55            28563.64               28403.13               35929.73
May-01       27343.79        35408.5            29079.16               28896.29               36736.83
Jun-01       26308.85       34547.01            28403.03               28178.80               35922.05
Jul-01       26685.11        34206.8            28432.24               28148.17               35845.70
Aug-01       25903.65       32067.54            27477.73               27219.05               34409.88
Sep-01       24128.84       29478.22            25731.01               25343.96               31988.07
Oct-01       23837.43       30040.66            25713.84               25474.01               31712.77
Nov-01       24857.37        32344.4             27039.6               26788.74               33556.43
Dec-01       25517.42       32627.92            27508.66               27259.47               34346.77
Jan-02       25274.83       32152.04            27257.45               26992.01               34082.13
Feb-02       25365.80       31531.84            27302.39               27031.71               34136.85
Mar-02       26458.40       32717.86            28352.87               28056.13               35751.88
Apr-02       25559.18       30735.13            27464.39               27100.04               34525.74
May-02       25757.32       30509.49            27463.62               27123.33               34698.83
Jun-02       24169.19       28337.05            25706.52               25421.49               32706.52
Jul-02       21888.50       26128.71            23596.18               23379.94               29666.16

                      DATA FROM 7/31/92 THROUGH 7/31/02.

                 The Russell 1000 Value Index replaces the S&P 500 Index as one of the Fund's comparable broad-based securities indices, because the Russell 1000 Value Index is an index of large-cap value stocks, and thus, provides a more appropriate comparision for the Fund, which focuses on large-cap value stocks that pay dividends, than the S&P 500 Index, which is an index of large-cap growth and value stocks.

                 Please see the following page for benchmark definitions.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund to the following benchmarks:

                     o The Lipper Equity Income Funds Average, an average performance level of all mixed equity and income funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

                     o The Lipper Equity Income Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

                     o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                     o The Russell 1000(R) Value Index, which measures the performance of companies within the Russell 1000 Index that have lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures stock performance of the 1,000 largest companies in the Russell 3000(R) Index.

4

M A N A G E R S '
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

                 For the year ended July 31, 2002, the USAA Income Stock Fund had a total return of -17.97%, compared to -17.27% for the average fund in the Lipper Equity Income Funds category.

                 As the reporting year progressed and a series of accounting scandals focused investor attention on corporate balance sheets, the value of dividend-paying stocks was reinforced. This return to favor for dividends, which is a sign that companies have cash on hand, came after several years in which investors were mainly interested in capital appreciation.

                 Beyond the tragic events of September 11, it's now clear that the economy was in recession for most of 2001. The part of the economy that held up best was consumer spending, supported by low interest rates. In the first half of the reporting year H.J. Heinz, Sara Lee Corp.*, and ConAgra Foods, Inc. were among the Fund's consumer-oriented stocks that performed quite well. For the reporting year as a whole, positive contributions to performance came from an overweight position in energy stocks and an underweight in telecommunications, because the telecommunications industry suffered from continuing overcapacity and the participation of certain sector heavyweights in questionable accounting practices.

                 The Fund added to health care holdings during the year, particularly among the large pharmaceutical companies, given their high dividend yields and historically attractive stock prices. However, these holdings were generally negative for performance because many pharmaceutical companies lowered their earnings forecasts and investors became concerned about the condition of pharmaceutical product pipelines. Another

                 *SECURITY WAS SOLD OUT OF THE FUND PRIOR TO JULY 31, 2002.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER EQUITY INCOME FUNDS AVERAGE DEFINITION.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-14.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 relevant performance factor was good stock selection within the financial services sector.

                 On June 28, Westwood Management Corporation and The Boston Company Asset Management began separately managing portions of the Fund, employing their individual strategies.

                 In its portion of the Fund, Westwood reduced exposure to consumer-discretionary stocks, given the view that consumers are likely to be more cautious going forward. Exposure to real estate investment trusts was increased, as were holdings in transportation companies. Moving forward, Westwood believes that the fundamentals are in place for economic growth and a rebound in corporate earnings. It is currently employing a "barbell" strategy. On one end are cyclical companies that stand to benefit from the economic recovery. On the other end are companies that offer attractive dividend yields. Westwood believes that companies for which investors have low expectations for earnings growth but offer higher-than-average dividend yields may provide attractive returns with lower levels of risk.

                 The Boston Company made no major sector shifts in July, but did add Intel Corp. and Home Depot, Inc. to the portfolio, given these companies' attractive valuations, dominant industry positions, sound balance sheets, and very strong management teams. Given questions about the pace of the economic recovery, The Boston Company believes that individual security selection will be key moving forward, because investors are focusing on the quality of earnings. As part of the bottom-up approach, it will be important to balance a defensive posture with selecting securities that have reasonable upside potential.

                 After a very difficult year for the U.S. equity markets and the Fund, all of us at USAA Investment Management Company thank you for your continued confidence in us.

6

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

--------------------------------------------
           TOP 10 EQUITY HOLDINGS
             (% of Net Assets)
--------------------------------------------
Exxon Mobil Corp.                     3.4%

Citigroup, Inc.                       3.1%

American International Group, Inc.    2.4%

United Technologies Corp.             2.2%

Fannie Mae                            2.1%

McDonald's Corp.                      2.1%

IBM Corp.                             2.0%

Verizon Communications, Inc.          2.0%

Merck & Co., Inc.                     1.9%

Union Pacific Corp.                   1.8%
--------------------------------------------

---------------------------------------------
           TOP 10 INDUSTRIES*
           (% of Net Assets)
---------------------------------------------
Diversified Financial Services         10.4%

Integrated Oil & Gas                    9.7%

Banks                                   6.5%

Integrated Telecommunication
Services                                5.2%

Pharmaceuticals                         5.0%

Aerospace & Defense                     4.9%

Real Estate Investment Trusts           4.2%

Computer Hardware                       3.7%

Multi-Line Insurance                    2.9%

Packaged Foods & Meat                   2.7%
---------------------------------------------

* Excluding money market instruments.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-14.

                                                                               7
D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA INCOME STOCK FUND

                 The following per share information describes the federal tax treatment of distributions made during the fiscal year ended July 31, 2002. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2003.

                 Ordinary income                                      $0.37287*
                 Long-term capital gains                               0.55490
                                                                      --------
                 Total                                                $0.92777
                                                                      ========

                 99.86% of ordinary income distributions qualifies for deduction by corporations.

                 * INCLUDES DISTRIBUTIONS OF SHORT-TERM CAPITAL GAINS, IF ANY,
                   WHICH ARE TAXABLE AS ORDINARY INCOME.

8

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS

                 USAA INCOME STOCK FUND

                 We have audited the accompanying statement of assets and liabilities of USAA Income Stock Fund (a portfolio of USAA Mutual Fund, Inc.), including the schedule of investments, as of July 31, 2002, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2001, and the financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors whose report dated September 7, 2001, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Income Stock Fund at July 31, 2002, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                      /s/ Ernst & Young LLP

                 San Antonio, Texas
                 September 6, 2002

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA INCOME STOCK FUND
JULY 31, 2002

                                                                           MARKET
   NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            STOCKS (96.5%)

            ADVERTISING (0.3%)
  221,800   Interpublic Group of Companies, Inc.                       $    4,638
                                                                       ----------
            AEROSPACE & DEFENSE (4.9%)
  676,100   Boeing Co.                                                     28,072
  610,000   Goodrich Corp.                                                 13,609
  507,900   United Technologies Corp.                                      35,299
                                                                       ----------
                                                                           76,980
                                                                       ----------
            ALUMINUM (1.6%)
  945,300   Alcoa, Inc.                                                    25,570
                                                                       ----------

            APPAREL RETAIL (0.2%)
  329,800   Gap, Inc.                                                       4,007
                                                                       ----------

            AUTO PARTS & EQUIPMENT (0.5%)
  450,100   Dana Corp.                                                      7,238
                                                                       ----------

            AUTOMOBILE MANUFACTURERS (1.0%)
  329,400   General Motors Corp.                                           15,334
                                                                       ----------

            BANKS (6.5%)
  361,800   Bank of America Corp.                                          24,060
  420,000   Bank One Corp.                                                 16,342
  125,000   Comerica, Inc.                                                  7,270
  812,900   FleetBoston Financial Corp.                                    18,859
  454,100   US Bancorp                                                      9,713
  435,000   Washington Mutual, Inc.                                        16,274
  180,300   Wells Fargo & Co.                                               9,170
                                                                       ----------
                                                                          101,688
                                                                       ----------
            BROADCASTING & CABLE TV (1.0%)
1,953,900   Liberty Media Corp. "A"*                                       15,358
                                                                       ----------

            COMPUTER HARDWARE (3.7%)
  525,000   Apple Computer, Inc.*                                           8,012
1,026,250   Hewlett-Packard Co.                                            14,522

10

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

                                                                           MARKET
   NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
  453,500   IBM Corp.                                                  $   31,926
  122,400   NCR Corp.*                                                      3,220
                                                                       ----------
                                                                           57,680
                                                                       ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
  171,200   Caterpillar, Inc.                                               7,653
  182,300   Deere & Co.                                                     7,660
                                                                       ----------
                                                                           15,313
                                                                       ----------
            CONSUMER ELECTRONICS (0.8%)
  572,900   Koninklijke Philips Electronics N.V.                           12,913
                                                                       ----------

            DEPARTMENT STORES (2.6%)
  348,900   Federated Department Stores, Inc.*                             13,122
  586,500   Sears, Roebuck & Co.                                           27,665
                                                                       ----------
                                                                           40,787
                                                                       ----------
            DIVERSIFIED CHEMICALS (0.9%)
  335,000   Du Pont (E. I.) De Nemours & Co.                               14,040
                                                                       ----------

            DIVERSIFIED COMMERCIAL SERVICES (0.4%)
  441,100   Cendant Corp.*                                                  6,096
                                                                       ----------

            DIVERSIFIED FINANCIAL SERVICES (10.4%)
  680,900   American Express Co.                                           24,009
  255,000   Bear Stearns Companies, Inc.                                   15,356
1,436,900   Citigroup, Inc.                                                48,194
  431,900   Fannie Mae                                                     32,345
  235,700   Goldman Sachs Group, Inc.                                      17,241
  271,500   J. P. Morgan Chase & Co.                                        6,777
  509,200   Morgan Stanley Dean Witter & Co.                               20,546
                                                                       ----------
                                                                          164,468
                                                                       ----------
            ELECTRIC UTILITIES (2.1%)
  229,500   PG&E Corp.*                                                     3,190
  324,500   Progress Energy, Inc.                                          15,170
  345,000   TXU Corp.                                                      14,880
                                                                       ----------
                                                                           33,240
                                                                       ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS ( 0.7%)
  279,200   Agilent Technologies, Inc.*                                     5,271
1,559,700   Solectron Corp.*                                                6,239
                                                                       ----------
                                                                           11,510
                                                                       ----------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

                                                                           MARKET
   NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            ENVIRONMENTAL SERVICES (0.6%)
  391,300   Waste Management, Inc.                                     $    9,262
                                                                       ----------

            FOOD RETAIL (0.6%)
  341,600   Safeway, Inc.*                                                  9,503
                                                                       ----------

            FOREST PRODUCTS (0.7%)
  183,200   Weyerhaeuser Co.                                               10,763
                                                                       ----------

            GAS UTILITIES (0.5%)
  414,200   National Fuel Gas Co.                                           8,006
                                                                       ----------

            HEALTH CARE EQUIPMENT (0.3%)
   94,300   C.R. Bard, Inc.                                                 5,099
                                                                       ----------

            HOME IMPROVEMENT RETAIL (0.6%)
  288,700   Home Depot, Inc.                                                8,915
                                                                       ----------

            HOTELS, RESORTS, & CRUISE LINES (0.8%)
  508,000   Starwood Hotels & Resorts Worldwide, Inc.                      13,056
                                                                       ----------

            HOUSEHOLD PRODUCTS (1.7%)
   65,900   Kimberly-Clark Corp.                                            4,023
  261,000   Procter & Gamble Co.                                           23,227
                                                                       ----------
                                                                           27,250
                                                                       ----------
            INDUSTRIAL CONGLOMERATES (1.1%)
  523,000   General Electric Co.                                           16,841
                                                                       ----------

            INFORMATION TECHNOLOGY CONSULTING & SERVICES (0.8%)
  214,200   Computer Sciences Corp.*                                        7,925
  412,900   KPMG Consulting, Inc.*                                          4,352
                                                                       ----------
                                                                           12,277
                                                                       ----------
            INSURANCE BROKERS (0.6%)
  206,000   Marsh & McLennan Companies, Inc.                                9,867
                                                                       ----------

12

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

                                                                           MARKET
   NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            INTEGRATED OIL & GAS (9.7%)
  511,500   BP plc ADR                                                 $   23,734
  369,300   ChevronTexaco Corp.                                            27,697
  958,700   Conoco, Inc.                                                   23,124
1,443,200   Exxon Mobil Corp.                                              53,052
  743,700   Marathon Oil Corp.                                             18,027
  140,000   Phillips Petroleum Co.                                          7,245
                                                                       ----------
                                                                          152,879
                                                                       ----------
            INTEGRATED TELECOMMUNICATION SERVICES (5.2%)
  502,100   AT&T Corp.                                                      5,111
  490,000   BellSouth Corp.                                                13,157
  975,000   SBC Communications, Inc.                                       26,968
  550,000   Sprint Corp. - FON Group                                        5,143
  958,900   Verizon Communications, Inc.                                   31,644
                                                                       ----------
                                                                           82,023
                                                                       ----------
            LIFE & HEALTH INSURANCE (1.3%)
  123,900   Lincoln National Corp.                                          4,546
  485,000   Prudential Financial, Inc.*                                    16,000
                                                                       ----------
                                                                           20,546
                                                                       ----------
            MANAGED HEALTH CARE (1.4%)
  105,300   Anthem, Inc.*                                                   7,148
   96,500   CIGNA Corp.                                                     8,685
   98,000   Wellpoint Health Networks, Inc.*                                7,007
                                                                       ----------
                                                                           22,840
                                                                       ----------
            MOVIES & ENTERTAINMENT (1.1%)
  766,800   News Corp. Ltd. (preferred)                                    13,036
  211,700   Walt Disney Co.                                                 3,753
                                                                       ----------
                                                                           16,789
                                                                       ----------
            MULTI-LINE INSURANCE (2.9%)
  597,100   American International Group, Inc.                             38,167
  160,100   Hartford Financial Services Group                               8,101
                                                                       ----------
                                                                           46,268
                                                                       ----------
            OFFICE ELECTRONICS (0.6%)
1,307,100   Xerox Corp. *                                                   9,084
                                                                       ----------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

                                                                           MARKET
   NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            OFFICE SERVICES & SUPPLIES (0.5%)
  193,800   Pitney Bowes, Inc.                                         $    7,558
                                                                       ----------

            OIL & GAS EQUIPMENT & SERVICES (1.4%)
  516,400   Schlumberger Ltd.                                              22,164
                                                                       ----------

            OIL & GAS EXPLORATION & PRODUCTION (1.9%)
   94,200   Anadarko Petroleum Corp.                                        4,098
  270,400   Apache Corp.                                                   13,926
  375,000   Unocal Corp.                                                   12,247
                                                                       ----------
                                                                           30,271
                                                                       ----------
            OIL & GAS - REFINING & MARKETING & TRANSPORTATION (0.3%)
  135,100   Valero Energy Corp.                                             4,601
                                                                       ----------

            PACKAGED FOODS & MEAT (2.7%)
  565,000   ConAgra Foods, Inc.                                            14,187
  316,800   General Mills, Inc.                                            13,131
  400,000   H.J. Heinz Co.                                                 15,380
                                                                       ----------
                                                                           42,698
                                                                       ----------
            PAPER PRODUCTS (1.6%)
  289,800   International Paper Co.                                        11,540
  495,000   MeadWestvaco Corp.                                             13,162
                                                                       ----------
                                                                           24,702
                                                                       ----------
            PHARMACEUTICALS (5.0%)
  716,700   Bristol-Myers Squibb Co.                                       16,792
  594,300   Merck & Co., Inc.                                              29,477
  294,000   Pfizer, Inc.                                                    9,511
  528,200   Pharmacia Corp.                                                23,632
                                                                       ----------
                                                                           79,412
                                                                       ----------
            PROPERTY & CASUALTY INSURANCE (1.8%)
  600,500   Allstate Corp.                                                 22,825
   79,000   Chubb Corp.                                                     5,126
                                                                       ----------
                                                                           27,951
                                                                       ----------
            RAILROADS (1.8%)
  482,200   Union Pacific Corp.                                            28,291
                                                                       ----------

14

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

                                                                           MARKET
   NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (4.2%)
  560,000   Equity Office Properties Trust                             $   14,773
  560,000   Equity Residential Properties Trust                            14,980
  255,000   Plum Creek Timber Co., Inc.                                     7,267
  580,000   ProLogis Trust                                                 14,790
  420,000   Simon Property Group, Inc.                                     15,116
                                                                       ----------
                                                                           66,926
                                                                       ----------
            RESTAURANTS (2.1%)
1,364,500   McDonald's Corp.                                               33,771
                                                                       ----------

            SEMICONDUCTORS (0.6%)
  511,000   Intel Corp.                                                     9,602
                                                                       ----------

            SPECIALTY CHEMICALS (1.0%)
  495,000   International Flavors & Fragrances, Inc.                       15,142
                                                                       ----------

            SPECIALTY STORES (0.3%)
  333,900   Toys 'R' Us, Inc.*                                              4,501
                                                                       ----------

            TELECOMMUNICATION EQUIPMENT (1.2%)
1,698,900   Motorola, Inc.                                                 19,707
                                                                       ----------

            TOBACCO (1.0%)
  340,000   Philip Morris Companies, Inc.                                  15,657
                                                                       ----------
            Total stocks (cost: $1,587,898)                            $1,521,082
                                                                       ----------

PRINCIPAL                                                                  MARKET
   AMOUNT                                                                   VALUE
    (000)   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENT(2.7%)

  $41,970   SSgA Prime Money Market Fund, 1.75%(a)(cost: $41,970)          41,970
                                                                       ----------

            TOTAL INVESTMENTS (COST: $1,629,868)                       $1,563,052
                                                                       ==========

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
JULY 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the annualized seven-day yield at July 31, 2002.

         * Non-income-producing security for the year ended July 31, 2002.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA INCOME STOCK FUND
JULY 31, 2002

ASSETS

  Investment in securities, at market value (identified cost of $1,629,868)     $1,563,052
  Cash                                                                                 192
  Receivables:
      Capital shares sold                                                              602
      Dividends and interest                                                         3,010
      Securities sold                                                               17,310
                                                                                ----------
         Total assets                                                            1,584,166
                                                                                ----------

LIABILITIES

  Securities purchased                                                               7,103
  Capital shares redeemed                                                              618
  USAA Investment Management Company                                                   615
  USAA Transfer Agency Company                                                         184
  Accounts payable and accrued expenses                                                186
                                                                                ----------
         Total liabilities                                                           8,706
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $1,575,460
                                                                                ==========

NET ASSETS CONSIST OF:

  Paid-in capital                                                               $1,537,356
  Accumulated undistributed net investment income                                    1,869
  Accumulated net realized gain on investments                                     103,051
  Net unrealized depreciation of investments                                       (66,816)
                                                                                ----------
             Net assets applicable to capital shares outstanding                $1,575,460
                                                                                ==========
  Capital shares outstanding                                                       110,192
                                                                                ==========
  Authorized shares of $.01 par value                                              250,000
                                                                                ==========
  Net asset value, redemption price, and offering price per share               $    14.30
                                                                                ==========

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA INCOME STOCK FUND
YEAR ENDED JULY 31, 2002

NET INVESTMENT INCOME
   Income:
       Dividends (net of foreign taxes withheld of $244)                         $  53,104
       Interest                                                                      1,301
       Fees from securities loaned                                                      50
                                                                                 ---------
           Total income                                                             54,455
                                                                                 ---------
   Expenses:
       Management fees                                                               9,144
       Administrative and servicing fees                                             2,762
       Transfer agent's fees                                                         2,179
       Custodian's fees                                                                266
       Postage                                                                         233
       Shareholder reporting fees                                                      341
       Directors' fees                                                                   4
       Registration fees                                                                48
       Professional fees                                                                68
       Other                                                                            86
                                                                                 ---------
           Total expenses                                                           15,131
                                                                                 =========
              Net investment income                                                 39,324
                                                                                 =========

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain on investments                                            119,126
       Change in net unrealized appreciation/depreciation                         (513,138)
                                                                                 ---------
              Net realized and unrealized loss                                    (394,012)
                                                                                 ---------
Decrease in net assets resulting from operations                                 $(354,688)
                                                                                 =========

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA INCOME STOCK FUND
YEARS ENDED JULY 31,

                                                                               2002              2001
                                                                       ------------------------------
FROM OPERATIONS

       Net investment income                                           $     39,324       $    49,982
       Net realized gain on investments                                     119,126            62,214
       Change in net unrealized appreciation/depreciation
        of investments                                                     (513,138)           81,527
                                                                       ------------------------------
        Increase (decrease) in net assets resulting
           from operations                                                 (354,688)          193,723
                                                                       ------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

       Net investment income                                                (40,955)          (51,903)
                                                                       ------------------------------
       Net realized gains                                                   (59,485)          (52,882)
                                                                       ------------------------------

FROM CAPITAL SHARE TRANSACTIONS

       Proceeds from shares sold                                            165,526           124,345
       Shares issued for dividends reinvested                                92,335            96,022
       Cost of shares redeemed                                             (206,159)         (213,084)
                                                                       ------------------------------
        Increase in net assets from capital
           share transactions                                                51,702             7,283
                                                                       ------------------------------
Net increase (decrease) in net assets                                      (403,426)           96,221

NET ASSETS

       Beginning of period                                                1,978,886         1,882,665
                                                                       ------------------------------
       End of period                                                   $  1,575,460       $ 1,978,886
                                                                       ==============================
Undistributed net investment income included in net assets:
       End of period                                                   $      1,869       $     3,500
                                                                       ==============================

CHANGE IN SHARES OUTSTANDING

       Shares sold                                                            9,896             6,809
       Shares issued for dividends reinvested                                 5,648             5,419
       Shares redeemed                                                      (12,652)          (11,701)
                                                                       ------------------------------
        Increase in shares outstanding                                        2,892               527
                                                                       ==============================

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA INCOME STOCK FUND
JULY 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Income Stock Fund (the Fund). The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                 2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

20

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date; interest income is recorded on the accrual basis. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                 2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

                 Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended July 31, 2002, custodian fee offset arrangements did not affect fees.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

22

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. In addition, the USAA funds which are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement whether used or not used, and by CAPCO based on their assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended
         July 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated net realized gain on investments and increase paid-in-capital by $16,075,000. This includes the utilization of earnings and profits distributed to

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          to FINANCIAL Statements
          (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

         shareholders on redemption of shares as part of the dividends-paid deduction for federal income tax purposes. These reclassifications have no effect on net assets.

         Total distributions and the character of such distributions may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains and losses as ordinary income for tax purposes and the tax deferral of losses on "wash sale" transactions.

         The tax character of distributions paid during the years ended July 31, 2002 and 2001, was as follows:

                                                         2002          2001
         -----------------------------------------------------------------------
         Ordinary income                             $40,955,000    $51,909,000
         Long-term capital gains                      59,485,000     55,604,000

         As of July 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                             $  1,869,000
         Undistributed long-term capital gains                      109,139,000
         Unrealized depreciation                                    (72,905,000)

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2002, were $1,664,487,000 and $1,662,621,000, respectively.

24

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          to FINANCIAL Statements
          (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

         The cost of securities at July 31, 2002, for federal income tax purposes, was $1,635,957,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2002, for federal income tax purposes, were $57,236,000 and $130,141,000, respectively, resulting in net unrealized depreciation of $72,905,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities on loan as of July 31, 2002.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by subadvisers. Beginning with the month ending July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper

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          to FINANCIAL Statements
          (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

                 Equity Income Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period consists of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------
+/- 1.00% to 4.00%               +/- 0.04%
+/- 4.01% to 7.00%               +/- 0.05%
+/- 7.01% and greater            +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 During the year ended July 31, 2002, the Fund paid the Manager total management fees of $9,144,000, which is net of a performance fee adjustment of $(63,000).

26

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          to FINANCIAL Statements
          (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

              B. ADVISORY ARRANGEMENTS - On June 26, 2002, the Company's Board
                 of Directors (the Board) approved proposals by the Manager to restructure the manner in which the Fund's assets are managed by having one or more unaffiliated subadvisers directly manage the Fund's investments, subject to oversight by the Manager and the Board. The Board terminated the existing investment advisory agreement between the Fund and the Manager (Former Agreement) and approved a new interim investment advisory agreement with the Manager (Interim Agreement) and two interim investment subadvisory agreements (Interim Subadvisory Agreements), one between the Manager and The Boston Company Asset Management, LLC (The Boston Company), and the other between the Manager and Westwood Management Corporation (Westwood). These interim agreements took effect on June 28, 2002.

                 Under the Interim Agreement, the Manager serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by The Boston Company and Westwood, rather than directly managing the Fund's assets. The Fund pays the Manager at the same fee rate under the Interim Agreement that it paid under the Former Agreement (see Note (6)A). Under the Interim Subadvisory Agreements, The Boston Company and Westwood direct the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays The Boston Company and Westwood subadvisory fees.

                 The Interim Agreement and the Interim Subadvisory Agreements typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders of the Fund to approve a new investment advisory agreement (Proposed Agreement) between the Fund and the

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          to FINANCIAL Statements
          (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

                 Manager and two investment subadvisory agreements (Subadvisory Agreements), one between the Manager and The Boston Company, and the other between the Manager and Westwood at a meeting to be held on October 18, 2002.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the year ended July 31, 2002, the Fund paid the Manager administrative and servicing fees of $2,762,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. During the year ended July 31, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $2,179,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

28

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          to FINANCIAL Statements
          (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED JULY 31,
                                         -----------------------------------------------------------------------
                                                2002           2001           2000           1999           1998
                                         -----------------------------------------------------------------------
Net asset value at
       beginning of period               $     18.44     $    17.63     $    20.69     $    19.65     $    19.01
                                         -----------------------------------------------------------------------
Income (loss) from investment
       operations:
       Net investment income                     .36            .48            .56            .60            .75
       Net realized and
         unrealized gain (loss)                (3.57)          1.33          (1.38)          1.75           1.66
                                         -----------------------------------------------------------------------
Total from investment operations               (3.21)          1.81           (.82)          2.35           2.41
                                         -----------------------------------------------------------------------
Less distributions:
       From net investment income               (.37)          (.49)          (.58)          (.58)          (.75)
       From realized capital gains              (.56)          (.51)         (1.66)          (.73)         (1.02)
                                         -----------------------------------------------------------------------
Total distributions                             (.93)         (1.00)         (2.24)         (1.31)         (1.77)
                                         -----------------------------------------------------------------------
Net asset value at end of period         $     14.30     $    18.44     $    17.63     $    20.69     $    19.65
                                         =======================================================================
Total return (%)*                             (17.97)         10.57          (3.85)         13.05          13.28
Net assets at end of period (000)        $ 1,575,460     $1,978,886     $1,882,665     $2,484,296     $2,496,570
Ratio of expenses to
       average net assets (%)**                  .82            .67(a)         .67            .65            .65
Ratio of net investment income
       to average net assets (%)**              2.14           2.57           2.97           3.06           3.85
Portfolio turnover (%)                         93.98          17.65          13.34          34.20          22.34

 * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
**  For the year ended July 31, 2002, average net assets were $1,840,599,000.
(a) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INCOME STOCK FUND
JULY 31, 2002

(9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on May 4, 1987. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

30

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Company has six Officers and a Board of Directors. These Officers and Directors supervise the business and affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of July 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT CONSTITUTE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS(1)

         ROBERT G. DAVIS(2)
         Director and Chairman of the Board of Directors
         Date of Birth: November 1946

         President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present);
         Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

         CHRISTOPHER W. CLAUS(2)
         Director, President, and Vice Chairman of the Board of Directors Date of Birth: December 1960

         President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

32

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN(3, 4, 5, 6)
         Director
         Date of Birth: June 1945

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D.(3, 4, 5, 6)
         Director
         Date of Birth: July 1946

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR(3, 4, 5, 6)
         Director
         Date of Birth: August 1945

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

         LAURA T. STARKS, PH.D.(3, 4, 5, 6)
         Director
         Date of Birth: February 1950

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2, 3, 4, 5, 6)
         Director
         Date of Birth: July 1943

         Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

34

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION
INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Date of Birth: November 1950

         Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO
         (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         STUART WESTER
         Vice President
         Date of Birth: June 1947

         Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         MICHAEL D. WAGNER
         Secretary
         Date of Birth: July 1948

         Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

         MARK S. HOWARD
         Assistant Secretary
         Date of Birth: October 1963

         Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

         DAVID M. HOLMES
         Treasurer
         Date of Birth: June 1960

         Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Date of Birth: November 1960

         Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98- 8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

36

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

38

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

40

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

42

NOTES
=====---------------------------------------------------------------------------

                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

         INVESTMENT ADVISER,    USAA Investment Management Company
                UNDERWRITER,    9800 Fredericksburg Road
             AND DISTRIBUTOR    San Antonio, Texas 78288

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions
                                1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE (R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

             INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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                                                                          Paper

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